Other non-current assets (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Other Non Current Assets [Line Items]
Other financial assets at fair value through profit or loss	€ 1,099	€ 1,004
Pre-funded pension obligations	203	194
Long-term prepaid expenses	185	175
Long-term loans and advances and other non-current receivables	421	393
Derivative financial instruments	26	9
Other non-current assets	4,732	4,364
Trading equity securities
Disclosure Of Other Non Current Assets [Line Items]
Instruments at fair value through other comprehensive income	2,435	2,200
Debt securities
Disclosure Of Other Non Current Assets [Line Items]
Instruments at fair value through other comprehensive income	€ 363	€ 389